Quarterly Report
November 30, 2023
MFS®  New Discovery
Value Fund
NDV-Q3

Portfolio of Investments
11/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.9%
Aerospace & Defense – 2.0%
CACI International, Inc., “A” (a)	90,039	$28,898,017
KBR, Inc.	719,181	37,160,082
		$66,058,099
Apparel Manufacturers – 3.9%
Canada Goose Holdings, Inc. (a)(l)	2,296,969	$25,496,356
PVH Corp.	369,912	36,169,996
Skechers USA, Inc., “A” (a)	694,086	40,888,606
Under Amour, Inc., “C” (a)	3,373,188	25,838,620
		$128,393,578
Automotive – 2.5%
LKQ Corp.	1,003,932	$44,705,092
Methode Electronics, Inc.	664,699	15,773,307
Visteon Corp. (a)	189,882	22,533,297
		$83,011,696
Business Services – 2.9%
Endava PLC, ADR (a)	399,361	$26,054,312
HireRight Holdings Corp. (a)	1,440,744	18,945,784
Thoughtworks Holding, Inc. (a)	3,702,751	14,440,729
TriNet Group, Inc. (a)	158,182	18,338,039
WNS (Holdings) Ltd., ADR (a)	307,757	18,305,386
		$96,084,250
Chemicals – 2.2%
Avient Corp.	958,604	$32,928,047
Element Solutions, Inc.	1,836,652	38,496,226
		$71,424,273
Computer Software – 2.4%
ACI Worldwide, Inc. (a)	1,532,954	$40,991,190
Dun & Bradstreet Holdings, Inc.	3,587,352	37,990,058
		$78,981,248
Computer Software - Systems – 1.3%
Softchoice Corp. (l)	1,786,481	$21,986,243
Verint Systems, Inc. (a)	843,606	20,727,400
		$42,713,643
Construction – 1.6%
Apartment Income Corp., REIT	680,883	$21,189,079
Toll Brothers, Inc.	386,885	33,229,553
		$54,418,632
Consumer Products – 2.9%
Helen of Troy Ltd. (a)	272,339	$28,603,765
Newell Brands, Inc.	3,235,370	24,685,873
Prestige Consumer Healthcare, Inc. (a)	760,281	43,602,116
		$96,891,754
Consumer Services – 1.1%
Grand Canyon Education, Inc. (a)	264,062	$36,102,557

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Containers – 2.1%
Ardagh Metal Packaging S.A.	5,008,537	$20,134,319
Graphic Packaging Holding Co.	953,879	21,624,437
Silgan Holdings, Inc.	656,319	27,381,628
		$69,140,384
Electrical Equipment – 2.8%
Berry Global, Inc.	490,929	$32,460,226
nVent Electric PLC	512,663	27,299,305
TriMas Corp.	1,288,269	33,018,334
		$92,777,865
Electronics – 1.7%
Cohu, Inc. (a)	799,046	$25,353,730
Plexus Corp. (a)	318,313	32,432,911
		$57,786,641
Energy - Independent – 4.3%
CNX Resources Corp. (a)	1,736,562	$36,224,683
Matador Resources Co.	449,512	26,017,755
Permian Resources Corp.	2,868,473	37,691,735
Viper Energy, Inc.	1,394,729	42,985,548
		$142,919,721
Food & Beverages – 1.9%
Nomad Foods Ltd. (a)	3,193,965	$51,582,534
WK Kellogg Co.	1,120,644	12,551,213
		$64,133,747
Gaming & Lodging – 1.0%
International Game Technology PLC	1,194,520	$31,929,520
Insurance – 4.1%
Assurant, Inc.	197,064	$33,110,693
CNO Financial Group, Inc.	1,481,281	39,253,947
Hanover Insurance Group, Inc.	269,767	33,532,038
Selective Insurance Group, Inc.	285,886	29,071,747
		$134,968,425
Leisure & Toys – 1.8%
Brunswick Corp.	374,557	$29,541,311
Funko, Inc., “A” (a)	1,145,907	7,425,477
Hasbro, Inc.	507,273	23,542,540
		$60,509,328
Machinery & Tools – 5.2%
ESAB Corp.	400,885	$30,928,278
Flowserve Corp.	713,539	27,300,002
Hayward Holdings, Inc. (a)	2,464,856	29,060,652
ITT, Inc.	256,758	27,799,189
Regal Rexnord Corp.	264,909	31,736,098
Timken Co.	375,018	27,151,303
		$173,975,522
Medical & Health Technology & Services – 1.5%
Fortrea Holdings, Inc. (a)	478,019	$14,072,879
ICON PLC (a)	130,773	34,908,545
		$48,981,424

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 2.5%
Agiliti Health, Inc. (a)	1,052,948	$8,486,761
Envista Holdings Corp. (a)	1,057,890	24,003,524
Maravai Lifesciences Holdings, Inc., “A” (a)	1,204,908	6,145,031
Masimo Corp. (a)	201,296	18,873,513
QuidelOrtho Corp. (a)	372,890	25,628,729
		$83,137,558
Metals & Mining – 0.3%
Kaiser Aluminum Corp.	192,262	$11,243,482
Natural Gas - Distribution – 1.8%
New Jersey Resources Corp.	678,708	$28,641,477
ONE Gas, Inc.	548,619	31,616,913
		$60,258,390
Natural Gas - Pipeline – 1.1%
Plains GP Holdings LP	2,184,067	$35,294,523
Oil Services – 3.3%
ChampionX Corp.	1,004,549	$29,453,377
Expro Group Holdings N.V. (a)	1,333,317	20,733,079
Helmerich & Payne	939,452	34,036,346
TechnipFMC PLC (a)	1,245,427	25,805,247
		$110,028,049
Other Banks & Diversified Financials – 18.8%
Air Lease Corp.	1,017,543	$39,470,493
Banc of California, Inc. (l)	1,636,164	18,914,056
Bank of Hawaii Corp. (l)	406,978	23,633,212
Brookline Bancorp, Inc.	2,655,522	25,307,125
Cathay General Bancorp, Inc.	1,202,500	44,107,700
Columbia Banking System, Inc.	1,886,424	42,312,490
East West Bancorp, Inc.	699,503	44,012,729
Element Fleet Management Corp.	1,999,339	32,208,667
First Hawaiian, Inc.	1,372,932	26,978,114
First Interstate BancSystem, Inc.	1,312,169	33,972,055
Glacier Bancorp, Inc.	823,648	27,699,282
Herc Holdings, Inc.	218,148	26,976,182
Pacific Premier Bancorp, Inc.	1,721,291	38,763,473
Prosperity Bancshares, Inc.	657,234	39,637,783
Sandy Spring Bancorp, Inc.	683,499	15,050,648
SLM Corp.	2,134,309	32,078,664
Texas Capital Bancshares, Inc. (a)	464,446	25,488,796
UMB Financial Corp.	247,499	17,735,778
United Community Bank, Inc.	1,216,221	29,979,848
Wintrust Financial Corp.	242,075	20,738,565
Zions Bancorporation NA	521,066	18,565,582
		$623,631,242
Pharmaceuticals – 0.3%
Organon & Co.	943,688	$10,682,548
Real Estate – 8.7%
Brixmor Property Group, Inc., REIT	1,253,771	$26,981,152
Broadstone Net Lease, Inc., REIT	2,750,698	44,011,168
Cushman & Wakefield PLC (a)	2,225,452	18,270,961
Douglas Emmett, Inc., REIT	653,523	7,986,051
Empire State Realty Trust, REIT, “A”	3,875,677	34,726,066
LXP Industrial Trust, REIT	3,311,058	29,071,089

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
National Storage Affiliates Trust, REIT	1,013,174	$33,627,245
Phillips Edison & Co., REIT	1,375,504	48,472,761
STAG Industrial, Inc., REIT	550,267	19,727,072
Two Harbors Investment Corp., REIT	1,789,896	24,807,959
		$287,681,524
Restaurants – 0.6%
Jack in the Box, Inc.	286,922	$20,744,461
Specialty Chemicals – 3.5%
Ashland, Inc.	348,126	$27,822,230
Axalta Coating Systems Ltd. (a)	1,149,437	36,172,782
Chemours Co.	967,660	26,542,914
Quaker Chemical Corp.	144,334	25,805,476
		$116,343,402
Specialty Stores – 1.2%
Monro Muffler Brake, Inc.	584,358	$16,899,633
Zumiez, Inc. (a)(h)	1,194,875	22,559,240
		$39,458,873
Trucking – 2.9%
RXO, Inc. (a)	1,485,077	$31,127,214
Schneider National, Inc.	1,319,023	30,377,099
XPO Logistics, Inc. (a)	408,267	35,225,277
		$96,729,590
Utilities - Electric Power – 3.7%
Black Hills Corp.	723,053	$37,302,304
NorthWestern Corp.	774,180	38,948,996
Portland General Electric Co.	1,124,391	46,167,494
		$122,418,794
Total Common Stocks		$3,248,854,743
Investment Companies (h) – 1.9%
Money Market Funds – 1.9%
MFS Institutional Money Market Portfolio, 5.46% (v)	64,122,208	$64,128,621
Collateral for Securities Loaned – 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.37% (j)	21,578,323	$21,578,323

Other Assets, Less Liabilities – (0.5)%		(16,721,685)
Net Assets – 100.0%		$3,317,840,002
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $86,687,861 and $3,247,873,826, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$3,248,854,743	$—	$—	$3,248,854,743
Mutual Funds	85,706,944	—	—	85,706,944
Total	$3,334,561,687	$—	$—	$3,334,561,687
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At November 30, 2023, the value of securities loaned was $25,056,384. These loans were collateralized by cash of $21,578,323 and U.S. Treasury Obligations (held by the lending agent) of $4,087,210.

Supplemental Information (unaudited) – continued
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$38,401,851	$617,472,645	$591,747,069	$1,018	$176	$64,128,621
Zumiez, Inc.	26,905,447	1,125,969	398,073	(567,055)	(4,507,048)	22,559,240
	$65,307,298	$618,598,614	$592,145,142	$(566,037)	$(4,506,872)	$86,687,861
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,559,048	$—
Zumiez, Inc.	—	—
	$2,559,048	$—